Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
(Loss) Earnings per common share - diluted	$ (0.01)	$ 0.20	$ 0.17
Weighted average shares outstanding - diluted	4,429,195	4,440,085	4,435,164